Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Net income	$ 940,441		$ 245,414	$ 183,628	$ 2,054,605	$ 2,531,400
Less: Remeasurement of Class A Ordinary Shares to redemption value	(1,836,231)		(17,945,104)	(17,945,104)	(3,644,428)	(22,016,067)
Net loss including accretion of Class A Ordinary Shares to redemption value	(895,790)		(17,699,690)	$ (17,761,476)	(1,589,823)	(19,484,667)
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage						$ (22,016,067)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	$ 1,836,231	$ 1,808,197	$ 17,945,104		$ 3,644,428
Non-redeemable Class A and Class B Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares)						7,837,163
Net income allocated by class						$ 618,008
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage						(6,170,606)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value						0
Total (loss) income based on ownership percentage						$ (5,552,599)
Weighted average Ordinary Shares outstanding (in Shares)						7,220,364
Basic and diluted net income (loss) per share (in Dollars per share)						$ (0.77)
Basic and diluted net (loss) income per share (in Dollars per share)						$ (0.77)
Non-redeemable Class A and Class B Ordinary Shares [Member] | Ownership Percentage [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage						28.00%
Redeemable shares Class A Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares)						20,125,000
Net income allocated by class						$ 1,913,392
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage						(15,845,461)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value						22,016,067
Total (loss) income based on ownership percentage						$ 8,083,999
Weighted average Ordinary Shares outstanding (in Shares)						12,260,769
Basic and diluted net income (loss) per share (in Dollars per share)						$ 0.66
Basic and diluted net (loss) income per share (in Dollars per share)						$ 0.66
Redeemable shares Class A Ordinary Shares [Member] | Ownership Percentage [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage						72.00%